Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS
JPMorgan Municipal ETF
(the “Fund”)
(a series of J.P. Morgan Exchange-Traded Fund Trust)
Supplement dated February 14, 2022
to the Summary Prospectus, Prospectus and Statement of Additional Information
dated July 1, 2021, as supplemented
To be effective on March 1, 2022 (the “Effective Date”), the Fund intends to increase its maximum exposure to below-investment grade securities from 10% to 20% of its total assets, and to allow for investment in credit default swaps as a non‑principal strategy.
Accordingly, the Fund’s Prospectus and Summary Prospectus is modified as follows as of the Effective Date:
Under the section titled “What are the Fund’s main investment strategies?”, the third sentence of the tenth paragraph is hereby deleted and replaced with the following:
Up to 20% of the Fund’s total assets may be invested in securities rated below investment grade (junk bonds).

JPMorgan Municipal ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS
JPMorgan Municipal ETF
(the “Fund”)
(a series of J.P. Morgan Exchange-Traded Fund Trust)
Supplement dated February 14, 2022
to the Summary Prospectus, Prospectus and Statement of Additional Information
dated July 1, 2021, as supplemented
To be effective on March 1, 2022 (the “Effective Date”), the Fund intends to increase its maximum exposure to below-investment grade securities from 10% to 20% of its total assets, and to allow for investment in credit default swaps as a non‑principal strategy.
Accordingly, the Fund’s Prospectus and Summary Prospectus is modified as follows as of the Effective Date:
Under the section titled “What are the Fund’s main investment strategies?”, the third sentence of the tenth paragraph is hereby deleted and replaced with the following:
Up to 20% of the Fund’s total assets may be invested in securities rated below investment grade (junk bonds).